AB Select US Long/Short Portfolio

Portfolio of Investments

September 30, 2025 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 59.0%
Information Technology – 17.7%
Communications Equipment – 0.8%
Cisco Systems, Inc.	176,047	$12,045,136

IT Services – 0.8%
International Business Machines Corp.	43,394	12,244,051

Semiconductors & Semiconductor Equipment – 7.3%
Advanced Micro Devices, Inc.(a)	24,611	3,981,814
Applied Materials, Inc.	25,403	5,201,010
Broadcom, Inc.	67,563	22,289,709
Intel Corp.(a)	68,014	2,281,870
Micron Technology, Inc.	19,743	3,303,399
NVIDIA Corp.	381,901	71,255,088
NXP Semiconductors NV	29,520	6,722,590

		115,035,480

Software – 5.0%
Adobe, Inc.(a)	10,331	3,644,260
Microsoft Corp.(b)	118,488	61,370,859
Oracle Corp.	25,565	7,189,901
Salesforce, Inc.	25,032	5,932,584

		78,137,604

Technology Hardware, Storage & Peripherals – 3.8%
Apple, Inc.	213,462	54,353,829
Epic Games, Inc.(a) (c) (d)	5,074	3,683,369
Western Digital Corp.	18,627	2,236,358

		60,273,556

		277,735,827

Financials – 10.4%
Banks – 3.9%
Bank of America Corp.	228,045	11,764,841
Citigroup, Inc.	90,818	9,218,027
Fifth Third Bancorp	182,717	8,140,042
JPMorgan Chase & Co.	61,139	19,285,075
Wells Fargo & Co.(b)	143,152	11,999,001

		60,406,986

Capital Markets – 1.3%
Charles Schwab Corp. (The)	54,099	5,164,832
Goldman Sachs Group, Inc. (The)	10,787	8,590,227
Jefferies Financial Group, Inc.	112,303	7,346,862

		21,101,921

Consumer Finance – 1.0%
Capital One Financial Corp.	42,936	9,127,335
SLM Corp.	194,081	5,372,162
Stripe, Inc.(a) (c) (d)	24,598	975,433

		15,474,930

Financial Services – 3.5%
Apollo Global Management, Inc.	18,527	2,469,093

Company	Shares	U.S. $ Value

Berkshire Hathaway, Inc. - Class B(a)	68,180	$34,276,813
Federal National Mortgage Association(a)	233,811	2,817,423
Visa, Inc. - Class A(b)	45,165	15,418,428

		54,981,757

Insurance – 0.7%
Chubb Ltd.	21,243	5,995,837
Progressive Corp. (The)	20,542	5,072,847

		11,068,684

		163,034,278

Communication Services – 7.3%
Diversified Telecommunication Services – 0.5%
AT&T, Inc.	286,878	8,101,435

Entertainment – 2.0%
IMAX Corp.(a)	18,568	608,102
Live Nation Entertainment, Inc.(a)	9,634	1,574,196
Netflix, Inc.(a)	10,457	12,537,106
Sphere Entertainment Co.(a)	12,516	777,494
Walt Disney Co. (The)(b)	140,840	16,126,180

		31,623,078

Interactive Media & Services – 4.3%
Alphabet, Inc. - Class A	168,052	40,853,441
Meta Platforms, Inc. - Class A(b)	35,280	25,908,926

		66,762,367

Media – 0.1%
Sirius XM Holdings, Inc.	74,231	1,727,726

Wireless Telecommunication Services – 0.4%
T-Mobile US, Inc.	26,349	6,307,424

		114,522,030

Industrials – 6.8%
Aerospace & Defense – 1.1%
Boeing Co. (The)(a)	25,154	5,428,988
Northrop Grumman Corp.	7,202	4,388,323
RTX Corp.	43,147	7,219,787

		17,037,098

Construction & Engineering – 0.1%
API Group Corp.(a)	37,466	1,287,706

Electrical Equipment – 0.6%
Eaton Corp. PLC	17,333	6,486,875
GE Vernova, Inc.	4,446	2,733,846

		9,220,721

Ground Transportation – 1.7%
CSX Corp.	106,674	3,787,994
Norfolk Southern Corp.	412	123,769
Uber Technologies, Inc.(a)	27,873	2,730,718

Company	Shares	U.S. $ Value

Union Pacific Corp.	82,877	$19,589,636

		26,232,117

Industrial Conglomerates – 2.2%
3M Co.	126,041	19,559,042
Honeywell International, Inc.	74,927	15,772,134

		35,331,176

Machinery – 1.0%
Caterpillar, Inc.	16,096	7,680,206
Parker-Hannifin Corp.	10,620	8,051,553

		15,731,759

Professional Services – 0.1%
Amentum Holdings, Inc.(a)	78,801	1,887,284

		106,727,861

Health Care – 5.9%
Biotechnology – 1.0%
AbbVie, Inc.	67,027	15,519,431

Health Care Equipment & Supplies – 1.8%
Abbott Laboratories	97,987	13,124,379
Boston Scientific Corp.(a)	70,357	6,868,954
Stryker Corp.	22,562	8,340,494

		28,333,827

Health Care Providers & Services – 1.1%
HCA Healthcare, Inc.	13,298	5,667,608
McKesson Corp.	6,669	5,152,069
UnitedHealth Group, Inc.	18,156	6,269,267

		17,088,944

Life Sciences Tools & Services – 0.6%
Thermo Fisher Scientific, Inc.	19,430	9,423,939

Pharmaceuticals – 1.4%
Eli Lilly & Co.	13,462	10,271,506
Johnson & Johnson(b)	68,797	12,756,340

		23,027,846

		93,393,987

Consumer Discretionary – 3.8%
Broadline Retail – 2.2%
Amazon.com, Inc.(a) (b)	154,096	33,834,859

Hotels, Restaurants & Leisure – 0.3%
Booking Holdings, Inc.	988	5,334,479

Specialty Retail – 1.3%
Home Depot, Inc. (The)(b)	32,813	13,295,499
Lowe’s Cos., Inc.	21,279	5,347,625

Company	Shares	U.S. $ Value

Ross Stores, Inc.	11,199	$1,706,616

		20,349,740

		59,519,078

Consumer Staples – 3.1%
Beverages – 1.0%
Coca-Cola Co. (The)	67,562	4,480,712
PepsiCo, Inc.	73,573	10,332,592

		14,813,304

Consumer Staples Distribution & Retail – 0.9%
Costco Wholesale Corp.	7,369	6,820,968
Walmart, Inc.	70,691	7,285,414

		14,106,382

Food Products – 0.1%
General Mills, Inc.	37,672	1,899,422

Household Products – 0.4%
Procter & Gamble Co. (The)	38,079	5,850,838

Personal Care Products – 0.1%
Kenvue, Inc.	108,353	1,758,569

Tobacco – 0.6%
Philip Morris International, Inc.	61,547	9,982,924

		48,411,439

Energy – 2.0%
Oil, Gas & Consumable Fuels – 2.0%
Cheniere Energy, Inc.	11,857	2,786,158
Chevron Corp.	33,260	5,164,945
EOG Resources, Inc.(b)	75,223	8,434,003
Exxon Mobil Corp.	75,922	8,560,206
Williams Cos., Inc. (The)	89,947	5,698,142

		30,643,454

Utilities – 1.3%
Electric Utilities – 1.3%
Constellation Energy Corp.	13,011	4,281,530
PG&E Corp.	198,489	2,993,214
PPL Corp.	343,655	12,770,220

		20,044,964

Materials – 0.7%
Chemicals – 0.4%
Sherwin-Williams Co. (The)	19,350	6,700,131

Containers & Packaging – 0.3%
International Paper Co.	103,504	4,802,586

		11,502,717

Total Common Stocks (cost $800,259,645)		925,535,635

Company	Shares	U.S. $ Value

WARRANTS – 0.0%
Financials – 0.0%
Financial Services – 0.0%
Pershing Square SPARC Holdings Ltd., expiring 09/29/2033(a) (c) (d)	4,614	$0
Pershing Square Tontine Holdings Ltd., expiring 07/24/2027(a) (c) (d) (e)	9,228	0

Total Warrants (cost $52,400)		0

SHORT-TERM INVESTMENTS – 40.5%
Investment Companies – 40.5%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 3.97%(f) (g) (h) (cost $636,016,425)	636,016,425	636,016,425

Total Investments Before Securities Sold Short – 99.5% (cost $1,436,328,470)		1,561,552,060

SECURITIES SOLD SHORT – (0.8)%
INVESTMENT COMPANIES – (0.5)%
Funds and Investment Trusts – (0.5)%
iShares 20+ Year Treasury Bond ETF(g) (proceeds $(7,042,524))	(80,901)	(7,230,122)

COMMON STOCKS – (0.3)%
Real Estate – (0.1)%
Hotel & Resort REITs – (0.0)%
Chatham Lodging Trust	(63,568)	(426,541)

Retail REITs – (0.1)%
Acadia Realty Trust	(48,005)	(967,301)
Agree Realty Corp.	(9,593)	(681,487)

		(1,648,788)

		(2,075,329)

Financials – (0.1)%
Financial Services – (0.0)%
Western Union Co. (The)	(32,608)	(260,538)

Mortgage Real Estate Investment Trusts (REITs) – (0.1)%
Blackstone Mortgage Trust, Inc. - Class A	(46,482)	(855,733)

		(1,116,271)

Industrials – (0.1)%
Machinery – (0.1)%
Snap-on, Inc.	(2,800)	(970,284)

Information Technology – (0.0)%
Software – (0.0)%
Roper Technologies, Inc.	(1,853)	(924,073)

Company	Shares	U.S. $ Value

Consumer Discretionary – (0.0)%
Household Durables – (0.0)%
Garmin Ltd.	(2,059)	$(506,967)

Total Common Stocks (proceeds $5,655,321)		(5,592,924)

Total Securities Sold Short (proceeds $12,697,845)		(12,823,046)

Total Investments, Net of Securities Sold Short – 98.7% (cost $1,423,630,625)(i)		1,548,729,014
Other assets less liabilities – 1.3%		20,616,110

Net Assets – 100.0%		$1,569,345,124

(a)	Non-income producing security.
(b)	Position, or a portion thereof, has been segregated to collateralize short sales.
(c)	Fair valued by the Adviser.
(d)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(e)	Escrow shares.
(f)	Affiliated investments.
(g)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(h)	The rate shown represents the 7-day yield as of period end.
(i)

As of September 30, 2025, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $129,202,532 and gross unrealized depreciation of investments was $(4,104,143), resulting in net unrealized appreciation of $125,098,389.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ETF – Exchange Traded Fund

REIT – Real Estate Investment Trust

AB Select US Long/Short Portfolio

September 30, 2025 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of September 30, 2025:

Investments in Securities:	Level 1	Level 2	Level 3		Total
Assets:
Common Stocks:
Information Technology	$274,052,458	$—	$3,683,369		$277,735,827
Financials	162,058,845	—	975,433		163,034,278
Communication Services	114,522,030	—	—		114,522,030
Industrials	106,727,861	—	—		106,727,861
Health Care	93,393,987	—	—		93,393,987
Consumer Discretionary	59,519,078	—	—		59,519,078
Consumer Staples	48,411,439	—	—		48,411,439
Energy	30,643,454	—	—		30,643,454
Utilities	20,044,964	—	—		20,044,964
Materials	11,502,717	—	—		11,502,717
Warrants	—	—	0	(a)	—
Short-Term Investments	636,016,425	—	—		636,016,425

Investments in Securities:	Level 1	Level 2	Level 3		Total
Liabilities:
Investment Companies	$(7,230,122)	$—	$—		$(7,230,122)
Common Stocks:
Real Estate	(2,075,329)	—	—		(2,075,329)
Financials	(1,116,271)	—	—		(1,116,271)
Industrials	(970,284)	—	—		(970,284)
Information Technology	(924,073)	—	—		(924,073)
Consumer Discretionary	(506,967)	—	—		(506,967)

Total Investments in Securities	1,544,070,212	—	4,658,802	(a)	1,548,729,014
Other Financial Instruments(b)	—	—	—		—

Total	$1,544,070,212	$—	$4,658,802	(a)	$1,548,729,014

(a)	The Fund held securities with zero market value at period end.

(b)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the three months ended September 30, 2025 is as follows:

Fund	Market Value 06/30/2025 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 09/30/2025 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$672,951	$125,098	$162,033	$636,016	$6,611
AB Government Money Market Portfolio*	0	4,154	3,233	921	2
Total	$672,951	$129,252	$165,266	$636,937	$6,613

*	Investments of cash collateral for securities lending transactions.